UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.
STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

Shares	Security Description	Value
Common Stock - 89.7%
Consumer Discretionary - 25.2%
45,010	Aramark	$1,607,757
5,440	Charter Communications, Inc., Class A (a)	1,566,285
201,365	Hudson's Bay Co.	1,978,181
29,324	Liberty Global PLC LiLAC, Class C (a)	620,789
39,075	Liberty Global PLC, Class C (a)	1,160,528
18,390	ServiceMaster Global Holdings, Inc. (a)	692,751
7,650	The Madison Square Garden Co., Class A (a)	1,312,051
19,065	Visteon Corp. (a)	1,531,682
		10,470,024
Energy - 12.9%
34,790	Golar LNG Partners LP	836,352
164,148	Golar LNG, Ltd.	3,765,555
81,690	Navigator Holdings, Ltd. (a)	759,717
		5,361,624
Financial - 8.4%
22,178	Arch Capital Group, Ltd. (a)	1,913,740
435	Markel Corp. (a)	393,457
9,740	Willis Towers Watson PLC	1,191,007
		3,498,204
Health Care - 22.7%
21,985	Abbott Laboratories	844,444
8,929	Allergan PLC (a)	1,875,179
40,275	Capital Senior Living Corp. (a)	646,414
13,185	Express Scripts Holding Co. (a)	906,996
13,585	Laboratory Corp. of America Holdings (a)	1,744,042
28,814	Quintiles IMS Holdings, Inc. (a)	2,191,305
8,655	Thermo Fisher Scientific, Inc.	1,221,221
		9,429,601
Industrials - 9.8%
46,235	AECOM (a)	1,681,104
7,710	FedEx Corp.	1,435,602
16,455	Republic Services, Inc.	938,758
		4,055,464
Information Technology - 10.7%
117,475	Flex, Ltd. (a)	1,688,116
32,115	NeuStar, Inc., Class A (a)	1,072,641
25,005	ViaSat, Inc. (a)	1,655,831
		4,416,588
Total Common Stock (Cost $34,419,787)	37,231,505
Total Investments - 89.7% (Cost $34,419,787)*	$37,231,505
Other Assets & Liabilities, Net – 10.3%	4,257,695
Net Assets – 100.0%	$41,489,200

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,751,057
Gross Unrealized Depreciation	(1,939,339)
Net Unrealized Appreciation	$2,811,718

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$37,231,505
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$37,231,505

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 25, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 25, 2017